Right of Use Assets - Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	$ 582
Right of use assets, at cost, ending	190
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	863
Modification of building lease	(259)
Disposals	(21)
Impact of foreign exchange rate changes	1
Right of use assets, at cost, ending	584
Accumulated amortization, Beginning	281
Disposals	(20)
Depreciation	132
Impact of foreign exchange rate changes	1
Accumulated amortization, ending	394
Right of use assets, carrying amount	190	$ 582
IFRS 16 Leases [Member] | Buildings [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	757
Modification of building lease	(259)
Disposals
Impact of foreign exchange rate changes	1
Right of use assets, at cost, ending	499
Accumulated amortization, Beginning	242
Disposals
Depreciation	116
Impact of foreign exchange rate changes	1
Accumulated amortization, ending	359
Right of use assets, carrying amount	140	515
IFRS 16 Leases [Member] | Vehicles and Equipment [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	106
Modification of building lease
Disposals	(21)
Impact of foreign exchange rate changes
Right of use assets, at cost, ending	85
Accumulated amortization, Beginning	39
Disposals	(20)
Depreciation	16
Impact of foreign exchange rate changes
Accumulated amortization, ending	35
Right of use assets, carrying amount	$ 50	$ 67